Note 5 - Vessel, Net	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5.
       Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2015	140,389,916	(29,239,689)	111,150,227
- Depreciation for the year	-	(10,995,023)	(10,995,023)
- Sale of vessels	(10,550,000)	3,666,244	(6,883,756)
- Vessel held for sale	(5,091,539)	777,843	(4,313,696)
Balance, December 31, 2015	124,748,377	(35,790,625)	88,957,752
- Depreciation for the year	-	(8,788,121)	(8,788,121)
- Delivery of newbuilding vessel	31,831,439	-	31,831,439
- Vessel Acquisitions	4,958,345	-	4,958,345
- Sale of vessel	(3,749,135)	1,113,067	(2,636,068)
- Vessel held for sale	(18,410,922)	9,672,208	(8,738,714)
Balance, December 31, 2016	139,378,104	(33,793,471)	105,584,633

In
November
and
December
2015
the Company sold for scrap
three
of its vessels, M/V “Tiger Bridge”, M/V “Marinos” and M/V “Despina P”, for a net price of
$2,728,440,
$
2,090,010
and
$2,526,892
respectively. After sales commissions of
4%,
which includes the
1%
payable to Eurochart, and other sale expenses, the Company recorded a gain of
$535,169,
a loss of
$280,373
and a gain of
$206,790,
respectively from the sale of the vessels presented in the line “Net gain from sale of vessels” in the “Consolidated statements of operations”. In
December
2015,
the Company agreed to sell for scrap M/V “Aristides NP” for an amount of
$2,805,521.
The vessel was classified as held for sale, for the year ended
December
31,
2015
at
$2.67
million being its fair value less estimated costs to sell which resulted in a non-cash loss of
$1.64
million, or
$0.26
loss per share basic and diluted. These amounts are presented in “Vessel held for sale” line in the “Consolidated balance sheets” the "Impairment loss and loss on write-down of vessel held for sale" line in the "Operating Expenses" section of the "Consolidated Statements of Operations". The Company received a deposit for the sale of
$1,122,208
which was classified as “Liability for asset held for sale” in the “Consolidated Balance Sheets” for the year ended
December
31,
2015.

On
May
10,
2016,
the Company sold M/V “Captain Costas”,
one
of the Company's containership vessels, for a net price of
$2.65
million. After sales commissions of
4%,
which includes the
1%
payable to Eurochart, and other sale expenses, the Company realized a gain of
$10,597

On
September
29,
2016,
the Company acquired M/V “Aegean Express”, a
1,439
teu containership vessel, for a purchase price plus costs required to make the vessel available for use of
$3,151,940.
On
December
23,
2016,
the Company signed a memorandum of agreement to purchase M/V “RT Dagr”, a
1,645
teu feeder containership vessel built in
1998
in Germany, for approximately
$1.81
million by issuing
864,292
shares of the Company's common stock and payment of acquisition expenses of
$77,821
with another
35,708
common shares issued as payment for the amount of fuel that was acquired along with the vessel.

On
December
20,
2016,
the Company agreed to sell for scrap M/V “Eleni P”, a
72,119
dwt
1997
-built drybulk carrier. The vessel was written down to its fair market value less costs to sell resulting in a non-cash loss of
$5.92
million, or
$0.73
loss per share basic and diluted. These amounts are presented in the "Impairment loss and loss on write-down of vessels held for sale" line in the "Operating Expenses" section of the "Consolidated Statements of Operations". As of
December
31,
2016,
“Eleni P” is presented as “Vessel held for sale” at
$2.81
million. The vessel was delivered to its buyers on
January
26,
2017.

The Company performed the undiscounted cash flow test as of
December
31,
2015
and
December
31,
2016
and determined the carrying amounts of its vessels held for use were recoverable.

Vessels with a carrying value of
$103.78
million
(2015:
$82.58
million) have been mortgaged as security for the loans.